Deferred Revenue Deferred Revenue (Tables)	12 Months Ended
Sep. 30, 2015
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
Deferred revenue at September 30, 2015 and 2014 was as follows (dollars in thousands):

	September 30, 2015	September 30, 2014
Current Liabilities:
Deferred maintenance revenue	$155,967	$140,737
Unearned revenue	168,742	157,488
Total current deferred revenue	$324,709	$298,225
Long-term Liabilities:
Deferred maintenance revenue	$62,201	$60,398
Unearned revenue	281,251	189,481
Total long-term deferred revenue	$343,452	$249,879